Long-Term Investments (Details) - Schedule of long-term investments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Equity method investments:
Total	$ 5,381,441	$ 3,085,247
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Total	55,324	67,926
Shenzhen Jiazhong Creative Capital LLP ("Jiazhong") [Member]
Equity method investments:
Total	1,568,455	1,532,591
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”) [Member]
Equity method investments:
Total	1,254,764
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”) [Member]
Equity method investments:
Total	1,035,180
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. ("Zhongfei") [Member]
Equity method investments:
Total	470,537	459,774
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Total	313,691	306,518
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.("Cheyi") [Member]
Equity method investments:
Total	249,027	243,332
Chengdu Zhongfuze Management LLP(“Zhongfuze”) [Member]
Equity method investments:
Total	78,423	76,630
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Total	78,423	76,630
Zhejiang Qianshier Household Co., Ltd.("Qianshier") [Member]
Equity method investments:
Total	78,423	76,630
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”) [Member]
Equity method investments:
Total	78,423	76,630
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Total	78,423	76,630
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Equity method investments:
Total	42,348	41,380
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Total		27,587
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”) [Member]
Equity method investments:
Total		$ 22,989